ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED LIABILITIES
ACCRUED LIABILITIES

20. ACCRUED LIABILITIES

	December 31,
	2011	2010
Accruals for services	$308,457	$365,447
Accruals for taxes	156,451	186,492
Accrued payroll and vacation	90,498	159,171
Interest payable on debt	90,125	76,804
Accruals for payments to social funds	8,339	11,890

Total accrued liabilities	$653,870	$799,804